Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Vessel Operating Expenses
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
Vessels’ Operating Expenses	2019	2020	2021
Crew wages and related costs	30,874,618	32,073,496	38,454,397
Insurance	2,162,523	1,889,041	2,196,444
Repairs and maintenance	5,677,033	6,590,006	7,282,481
Spares and consumable stores	7,783,902	7,990,022	9,123,975
Miscellaneous expenses	3,088,018	4,752,656	4,452,266

Total	49,586,094	53,295,221	61,509,563